SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Shares, Beginning Balance			90,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Shares, Beginning Balance	150,000	180,000	120,000
Exercise price range	4.17
Weighted Avg. Exercise Price Warrant, Beginning Balance	$ 4.17	$ 4.86	$ 5.23
Warrants Shares, Granted	128,188		150,000
Exercise price range granted			$ 4.17
Weighted Avg. Exercise Price Warrant, Granted	$ 4.43		$ 4.17
Warrants Shares, Forfeited
Exercise price range cancelled
Weighted Avg. Exercise Price Warrant, Forfeited
Warrants Shares, Exercised
Exercise price range exercised
Weighted Avg. Exercise Price Warrant, Exercised
Warrants Shares, Expired		(30,000)	(90,000)
Exercise price range forfeited		$ 8.33	$ 4.17
Weighted Avg. Exercise Price Warrant, Expired		$ 8.33	$ 4.17
Warrants Shares, Ending Balance	278,188	150,000	180,000
Exercise price range		4.17
Weighted Avg. Exercise Price Warrant, Ending Balance	$ 4.29	$ 4.17	$ 4.86
Number of Shares Warrants Exercisable		150,000
Exercise price range exercisable		4.17
Weighted Average Exercise Price, Exercisable	$ 3.96	$ 4.17
Number of Shares Warrants Exercisable	169,688
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price range		4.17	4.17
Exercise price range granted	$ 2.40
Exercise price range	2.40		4.17
Exercise price range exercisable	2.40
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price range		8.33	8.33
Exercise price range granted	$ 4.80
Exercise price range	4.80		8.33
Exercise price range exercisable	4.17